Share-based Payments - Summary of RSUs related to Total Shareholder's Return ('TSR') (Detail) - RSUs related total shareholders return [member]	12 Months Ended
Mar. 31, 2018 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted	248,655
Exercised	0
Forfeited	0
Lapsed	0
Ending balance	248,655
Exercisable	0
Weighted average fair value, Granted	$ 36.52
Weighted average fair value, Exercised	0
Weighted average fair value, Forfeited	0
Weighted average fair value, Lapsed	0
Weighted average fair value, Ending balance	36.52
Weighted average fair value, exercisable	$ 0
Weighted average remaining contract term (in years) | yr	9.08
Weighted average remaining contract term (in years), exercisable | yr	0
Aggregate intrinsic value	$ 11,272,000
Aggregate intrinsic value, exercisable	$ 0